Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following presents the calculation of basic and diluted loss per share for the three and six months ended June 30, 2025 and 2024:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Basic and Diluted EPS
Numerator
Net loss attributable to the Company	$(28,274,027)	$(11,575,542)	$(15,188,220)	$(24,005,787)
Preferred shares redemption value accretion	–	(11,096,312)	(21,702,737)	(1,098,804,125)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)	–	(513,080,828)	–
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)	–	(15,600,000)	–
Excess carrying value of preferred shares repurchased	38,093,537	–	38,093,537	–
Net loss attributable to ordinary shareholders	(518,861,318)	(22,671,854)	(527,478,248)	(1,122,809,912)
Denominator
Weighted-average shares outstanding - basic and diluted	431,390,035	138,878,054	286,155,488	138,346,243
Basic and diluted loss per share	$(1.20)	$(0.16)	$(1.84)	$(8.12)

Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive

The following table summarizes potential ordinary shares outstanding that were excluded from the calculation of diluted net loss per ordinary share, because their effect would have been anti-dilutive:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Options	33,057,765	33,534,491	33,057,765	33,534,491
RSAs	8,079,896	5,678,013	8,079,896	5,678,013
RSUs	8,046,477	7,678,486	8,046,477	7,678,486
Public warrants	9,675,386	–	9,675,386	–
Convertible redeemable preferred shares:
Series A-1	–	50,997,533	–	50,997,533
Series A-2	–	47,849,869	–	47,849,869
Series A-3	–	9,503,120	–	9,503,120
Series B-1	–	44,047,138	–	44,047,138
Series B-2	–	30,539,060	–	30,539,060
Series B-3	–	7,054,530	–	7,054,530
Series C	–	45,971,349	–	45,971,349
Series D	–	43,548,544	–	43,548,544
Total convertible redeemable preferred shares	–	279,511,143	–	279,511,143
Total potential ordinary shares outstanding	58,859,524	326,402,133	58,859,524	326,402,133